IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

BROWN ADVISORY FUNDS

Brown Advisory Emerging Markets Small-Cap Fund
(the “Fund”)

Institutional Shares (BAFNX)
Investor Shares (BIANX)
Advisor Shares (Not Available for Sale)

Supplement dated March 2, 2017
to the Summary Prospectus, Prospectus and Statement of Additional Information dated October 31, 2016

This supplement serves as notification of, and provides information regarding, certain proposed changes to the Fund to be effective as of May 1, 2017 (the “Effective Date”). At a meeting held on February 9, 2017, the Board of Trustees of Brown Advisory Funds approved the following changes to the Fund:

1. Change in the Name of the Fund and Change in Investment Policy

On the Effective Date, the name of the Fund will change from the “Brown Advisory Emerging Markets Small-Cap Fund” to the “Brown Advisory – Macquarie Asia New Stars Fund”.

The Fund currently has a policy to invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities issued by small capitalization companies that are established or operating in emerging market countries (“Current Investment Policy”).  On the Effective Date, the Current Investment Policy will be replaced with a new investment policy pursuant to which the Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities issued by small and medium capitalization companies which are domiciled in or exercise the predominant part of their economic activity in Asia (excluding Japan)—as defined by those countries included in the MSCI All Country Asia ex-Japan Index.

2. Change in Investment Objective

On the Effective Date, the current investment objective of the Fund will be replaced with the following:

The Fund seeks to achieve total return by investing principally in equity securities issued by small and medium capitalization companies which are domiciled in or exercise the predominant part of their economic activity in Asia (excluding Japan), as defined by those countries included in the MSCI All Country Asia ex-Japan Index.

3. Summary Section – Change in Principal Investment Strategies

On the Effective Date, the first four paragraphs of the Principal Investment Strategies section will be deleted in their entirety and replaced with the following:

Under normal conditions, the Fund seeks to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities issued by small and medium capitalization companies which are domiciled in or exercise the predominant part of their economic activity in Asia (excluding Japan) – as defined by those countries included in the MSCI All Country Asia ex-Japan Index.

As of January 31, 2017, the following countries were included in the MSCI All Country Asia ex-Japan Index:  China, Hong Kong, India, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan, and Thailand.

In determining whether a company is domiciled in or exercises the predominant part of its economic activity in Asia, the Fund will consider any one of the following four factors when making its determination: (i) country of organization; (ii) primary securities trading market; (iii) location of assets; or (iv) country where the company derives at least half of its revenue or profits.

The Fund defines small and medium capitalization companies as companies whose market capitalizations fall within the range of the market capitalizations of companies in each of the MSCI All Country Asia ex- Japan Small Cap Index and the MSCI All Country Asia ex-Japan Mid Cap Index, respectively, as measured at the time of purchase.  As of January 31, 2017, this range was between $42.71 million and $15.35 billion.

Equity securities in which the Fund may invest include common stock, preferred stock, equity-equivalent securities such as stock futures contracts, equity options, other investment companies, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and exchange traded funds (“ETFs”).

The Fund may invest up to 20% of its net assets in securities of companies that are established or operating in countries that are considered to be outside of Asia, which may include less developed and emerging markets countries as well as other developed market countries.

4. Additional Information about the Fund’s Principal Investment Strategies – Change in Principal Investment Strategy

On the Effective Date, the Additional Information about the Fund’s Principal Investment Strategies – Principal Investment Strategies section will be deleted in its entirety and replaced with the following:

Under normal conditions, the Fund seeks to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities issued by small and medium capitalization companies which are domiciled in or exercise the predominant part of their economic activity in Asia (excluding Japan) – as defined by those countries included in the MSCI All Country Asia ex-Japan Index.  The Fund will provide shareholders with 60 days’ prior written notice if it changes its 80% investment policy.

As of January 31, 2017, the following countries were included in the MSCI All Country Asia ex-Japan Index:  China, Hong Kong, India, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan and Thailand.

In determining whether a company is domiciled in or exercises the predominant part of its economic activity in Asia, the Fund will consider any one of the following four factors when making its determination: (i) country of organization; (ii) primary securities trading market; (iii) location of assets; or (iv) country where the company derives at least half of its revenue or profits.

The Fund defines small and medium capitalization companies as companies whose market capitalizations fall within the range of the market capitalizations of companies in each of the MSCI All Country Asia ex -Japan Small Cap Index and the MSCI All Country Asia ex-Japan Mid Cap Index, respectively, as measured at the time of purchase.  As of January 31, 2017, this range was between $42.71 million and $15.35 billion.

Equity securities in which the Fund may invest include common stock, preferred stock, equity-equivalent securities such as stock futures contracts, equity options, other investment companies, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and exchange traded funds (“ETFs”).

The Fund may invest up to 20% of its net assets in securities of companies that are established or operating in countries that are considered to be outside of Asia, which may include less developed and emerging markets countries as well as other developed market countries.

The Fund may utilize options, futures contracts and options on futures. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances.  The Fund may also invest in participatory notes which are instruments that are used to replicate the performance of certain underlying issuers and markets.  By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.  Investments in derivatives may be counted towards the Fund’s 80% investment policy if they have economic characteristics similar to the other investments that are included in the Fund’s 80% investment policy.

5. Change in Benchmark

On the Effective Date, the Fund is discontinuing the use of the MSCI Emerging Markets Small-Cap Index as the primary index and replacing it with the MSCI All Country Asia ex-Japan Mid Cap Index.  The Fund believes that use of the MSCI All Country Asia ex-Japan Mid Cap Index provides a better comparative benchmark since it more appropriately reflects the securities in which the Fund may invest.

Investors should retain this supplement for future reference